UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 13, 2022 to June 10, 2022

Commission File Number of Issuing entity:	333-177354-02

Central Index Key Number of issuing entity:	0001552328

UBS-Barclays Commercial Mortgage Trust 2012-C2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-177354

Central Index Key Number of depositor:	0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001541886
UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0000312070
Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001682523
Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001089877
KeyBank National Association
(Exact name of sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-0613665
46-0621519
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7535
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On June 10, 2022 a distribution was made to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C2. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by UBS Commercial Mortgage Securitization Corp. (the 'Depositor') and held by UBS-Barclays Commercial Mortgage Trust 2012-C2 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 13, 2022 to June 10, 2022.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 16, 2022. The CIK number of the Depositor is 0001532799.

UBS Real Estate Securities Inc., one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 12, 2022. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

Barclays Bank PLC, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 12, 2022. The CIK number of Barclays Bank PLC is 0000312070.

Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 19, 2022. The CIK number of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC is 0001682523. Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 19, 2022. The CIK number of Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC is 0001548405.

KeyBank National Association, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 02, 2022. The CIK number of KeyBank National Association is 0001089877.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None

Item 3. Sales of Securities and Use of Proceeds.
None

Item 4. Defaults Upon Senior Securities.
None

Item 5. Submission of Matters to a Vote of Security Holders.
None

Item 6. Significant Obligors of Pool Assets.
None

Item 7. Change in Sponsor Interest in the Securities.
None

Item 8. Significant Enhancement Provider Information.
Not Applicable

Item 9. Other Information.
None

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C2, relating to the June 10, 2022 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

Date: June 21, 2022	By: /s/ Andrew Lisa
Name: Andrew Lisa
Title: Director

By: /s/ Nicholas Galeone
Name: Nicholas Galeone
Title: President

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C2, relating to the June 10, 2022 distribution.